INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2019
Income Tax Disclosure [Abstract]
Schedule of Income Before Income Taxes

b.Income before taxes on income is comprised as follows:

	Year ended December 31,
	2017	2018	2019

Domestic income	$13,937	$52,158	$52,254
Foreign income (loss)	10,492	(315)	17,830

	$24,429	$51,843	$70,084

Schedule of Deferred Tax Assets and Liabilities

Deferred taxes reflect the net tax effect of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts recorded for tax purposes. Significant components of the Company's deferred tax assets and liabilities are as follows:

	December 31,
	2018	2019
Deferred tax assets:

Carry-forwards losses and credits	$16,069	$19,205
Capital losses carry-forwards	47	90
Research and development expenses	1,351	1,932
Deferred revenues	7,466	8,043
Share-based compensation	5,922	8,841
Operating lease liability	-	1,400
Accruals and other	1,524	1,783

Deferred tax assets before valuation allowance	32,379	41,294

Less: Valuation allowance	1,647	1,299

Net deferred tax assets	$30,732	$39,995

Deferred tax liabilities:

Intangible assets	$1,997	$1,950
Convertible senior notes	-	10,786
Deferred commission	4,770	6,463
Operating lease ROU asset	-	1,308
Property and equipment and other	662	471

Deferred tax liabilities	$7,429	$20,978

Schedule of Income Taxes

d.Income taxes are comprised as follows:

	Year ended December 31,
	2017	2018	2019

Current	$2,558	$11,827	$13,994
Deferred	5,856	(7,056)	(6,974)

	$8,414	$4,771	$7,020

	Year ended December 31,
	2017	2018	2019

Domestic	$3,033	$8,359	$8,093
Foreign	5,381	(3,588)	(1,073)

	$8,414	$4,771	$7,020

Schedule of Reconciliation of Income Taxes

e.A reconciliation of the Company's theoretical income tax expense to actual income tax expense is as follows:

	Year ended December 31,
	2017	2018	2019

Income before income taxes	$24,429	$51,843	$70,084

Statutory tax rate	24.0%	23.0%	23.0%

Theoretical income tax expense	5,863	11,924	16,119

Excess tax benefits related to share-based compensation	(5,050)	(6,726)	(6,391)
Non-deductible expenses	2,081	3,011	3,002
Intra-entity intellectual property transfer	-	1,768	-
Unrecognized tax benefits	645	697	1,343
Foreign and preferred enterprise tax rates differential	(1,792)	(5,710)	(6,717)
Impact of Tax Cuts and Jobs Act of 2017	6,492	-	-
Other	175	(193)	(336)

Income tax expense	$8,414	$4,771	$7,020

Schedule of Unrecognized Tax Benefits

A reconciliation of the opening and closing amounts of total unrecognized tax benefits is as follows:

	Year ended December 31,
	2018	2019

Opening balance	$1,119	$1,993
Increase related to prior year tax positions	404	120
Decrease related to expiration of statutes of limitations	(353)	(242)
Increase related to current year tax positions	823	1,857

Closing balance	$1,993	$3,728